Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [abstract]
Income Taxes

28.   Income Tax

(a)	Reconciliation of Effective Tax Rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	Years ended December 31,
	2020	2019
Net income before tax	$58,955	$43,971
Statutory tax rate	27.0%	27.0%
Anticipated income tax at statutory rates	15,918	11,872
Non-deductible expenditures	1,326	2,507
Differences between Canadian and foreign tax rates	1,284	1,353
Changes in estimate	(192)	856
Effect of change in tax rates	436	345
Inflation adjustment	(10,634)	(12,158)
Impact of foreign exchange	15,081	11,773
Changes in deferred tax assets not recognized	5,909	(2,254)
Mining taxes	4,656	3,241
Withholding taxes	3,670	2,367
Other items	(52)	273
Total income tax expense	$37,402	$20,175

Total income tax represented by:
Current income tax expense	$38,818	$32,631
Deferred tax expense	(1,416)	(12,456)
	$37,402	$20,175

(b)	Tax Amounts Recognized in Profit or Loss

	Years ended December 31,
	2020	2019
Current tax expense
Current taxes on profit for the year	$38,603	$32,246
Changes in estimates related to prior years	215	385
	$38,818	$32,631

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate	$(1,500)	$(13,678)
Changes in estimates related to prior years	(396)	479
Effect of differences in tax rates	44	398
Effect of changes in tax rates	436	345
	$(1,416)	$(12,456)

Total Tax expense	$37,402	$20,175

(c)	Deferred Tax Balances

The significant components of the recognized deferred tax assets and liabilities are:

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Reclamation and closure cost obligation	$13,080	$9,530
Carried forward tax loss	17,729	14,020
Accounts payable and accrued liabilities	16,437	7,731
Deductibility of resource taxes	3,414	3,140
Lease obligations	5,769	5,317
Other	127	1
Total deferred tax assets	$56,556	$39,739

Deferred tax liabilities:
Mineral properties	$(55,134)	$(44,825)
Mining and foreign withholding taxes	(4,862)	(5,281)
Equipment and buildings	(1,928)	(3,621)
Convertible debenture	(1,544)	(1,857)
Inflation	(11,210)	(4,939)
Other	(1,377)	(131)
Total deferred tax liabilities	$(76,055)	$(60,654)

Net deferred tax liabilities	$(19,499)	$(20,915)

	2020	2019
Classification:
Deferred tax assets	$-	$-
Deferred tax liabilities	(19,499)	(20,915)
Net deferred tax liabilities	$(19,499)	$(20,915)

The Company's movement of net deferred tax liabilities is described below:

	2020	2019
At January 1	$20,915	$31,444
Deferred income tax (recovery) expense through income statement	(1,416)	(12,456)
Deferred income tax expense through equity	-	1,927
At December 31	$19,499	$20,915

(d)	Unrecognized Deferred Tax Assets and Liabilities

The Company recognizes tax benefits on losses or other deductible amounts where it is more likely than not that the deferred tax asset will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	December 31,	December 31,
	2020	2019
Unrecognized deductible temporary differences and unused tax losses:
Non capital losses	$90,192	$72,156
Provisions	14,488	5,074
Share issue costs	3,894	2,174
Lease obligation	555	656
Derivative liabilities	1,111	894
Capital losses	255	2,496
Investments in equity securities and associates	1,534	1,397
Unrecognized deductible temporary differences	$112,029	$84,847

As at December 31, 2020, the Company has temporary differences associated with investments in subsidiaries for which an income tax liability has not been recognized as the Company can control the timing of the reversal of the temporary differences and the Company plans to reinvest in its foreign subsidiaries. The temporary difference associated with investments in subsidiaries aggregate as follow:

	December 31,	December 31,
	2020	2019
Mexico	$248,880	$198,214
Peru	62,414	54,618

(e)	Tax Loss Carry Forwards

Tax losses have the following expiry dates:

		December 31,		December 31,
	Year of expiry	2020	Year of expiry	2019
Canada	2026 - 2040	$90,300	2026 - 2039	$84,200
Argentina	2021 - 2025	68,900	2020 - 2024	42,500
Mexico	2021 - 2030	367	2021 - 2029	369
Peru		-	2021	70

In addition, as at December 31, 2020, the Company has accumulated Canadian resource related expenses of $8,466 (December 31, 2019- $8,188) for which the deferred tax benefit has not been recognized.